SEGMENT REPORTING	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]	NOTE 11—SEGMENT REPORTING
The Company invests in a portfolio comprised of mortgage-backed securities which operates as a single reporting segment.

NOTE 12 – SEGMENT REPORTING The Company invests in a portfolio comprised of mortgage-backed securities which operates as a single reporting segment.